LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) loans d	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($) loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
FDIC indemnification asset	$ 1,900,000	$ 12,000,000
Extended Maturities	3,261,000	2,571,000	$ 12,883,000
Adjusted Interest Rates	2,767,000	0	0
Combined Rate And Maturity	489,000	3,046,000	1,244,000
Forebearance Agreements	1,181,000	88,000	260,000
Other	75,000	3,507,000	13,846,000
Total	$ 7,773,000	$ 9,212,000	$ 28,233,000
Number of Restructured Loans | loans	214	247	271
Restructured loans, Number of Loans | loans	22	47	96
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 7,995,000	$ 9,616,000	$ 33,532,000
Restructured loans, Period End Balance	$ 7,773,000	$ 9,212,000	$ 28,233,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	1	4	10
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 1,500,000	$ 300,000	$ 1,600,000
Total restructured loans	23,900,000	35,400,000	38,200,000
Restructured Loans, Accrual Status	17,500,000	30,200,000	28,900,000
Restructured Loans, Nonaccrual Status	6,400,000	5,100,000	9,300,000
Loans and Leases Receivable, Impaired, Commitment to Lend		900,000	1,800,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	1,300,000	1,900,000	6,300,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 17,200,000	$ 22,600,000	$ 10,300,000
Restructured loans performance threshold (days) | d	90
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	7	18	33
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 5,724,000	$ 3,402,000	$ 9,035,000
Restructured loans, Period End Balance	$ 5,661,000	$ 3,508,000	$ 8,203,000
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 0	$ 0
Restructured loans, Period End Balance	$ 0	$ 0	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	8	16	18
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 1,816,000	$ 5,200,000	$ 20,249,000
Restructured loans, Period End Balance	$ 1,758,000	$ 4,752,000	$ 16,474,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	6	5	10
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 416,000	$ 840,000	$ 1,292,000
Restructured loans, Period End Balance	315,000	$ 787,000	$ 1,238,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	1	5	25
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 39,000	$ 165,000	$ 2,859,000
Restructured loans, Period End Balance	$ 39,000	$ 156,000	$ 2,221,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	3	10
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 9,000	$ 97,000
Restructured loans, Period End Balance	$ 0	$ 9,000	$ 97,000